Expense Example {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-09 - Fidelity® Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund-Retail Class
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810